Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Construction-in-progress	$ 0
Impairment loss on goodwill	0	107,000	1,151,000
Maximum ownership percentage of limited partnerships accounted for using cost method	5.00%
Significant influence existence criteria, minimum ownership interest	20.00%
Significant influence existence criteria, maximum ownership interest	50.00%
VAT and related surcharges rate, minimum	3.21%
VAT and related surcharges rate, maximum	19.04%
Business tax and VAT included in revenues and cost of revenues	80,514,000	39,909,000	18,434,000
Advertising costs	231,198,000	62,301,000	21,082,000
Subsidy income	$ 8,506,000	$ 2,349,000	$ 2,570,000
Minimum likelihood of uncertain being sustained for uncertain income tax position being recognized	50.00%